Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities for Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Deferred tax assets:
Depreciation and amortization	$ 44,742	$ 3,672
Employee related costs	2,048	3,394
Allowance for asset valuations	2,454	1,495
Accrued expenses	1,589	1,124
Net operating losses	80,936	67,392
Other	1,067	14
Total deferred tax assets	132,836	77,091
Less: Valuation allowances	(1,843)	(64,767)
Net deferred tax assets	130,993	12,324
Deferred tax liabilities:
Depreciation and amortization		(11,670)
Cancellation of debt income	(11,095)	(12,142)
Total deferred tax liabilities	(11,095)	(23,812)
Net deferred income tax assets (liabilities)	119,898	(11,488)
Prepaid expenses and other current assets	4,476
Deferred income taxes and other assets	115,422
Deferred income taxes and other		(11,488)
Net deferred income tax assets (liabilities)	$ 119,898	$ (11,488)